Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Telephone: (215) 988-2700

Fax: (215) 988-2757

www.faegredrinker.com

November 3, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”)
1933 Act File No. 333-260203
1940 Act File No. 811-23166

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 (the "Amendment") to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Amendment is being filed to address oral staff comments to the Registration Statement. Also filed with the Amendment is a letter signed by the Registrant requesting acceleration of the effectiveness of the Amendment to November 5, 2021.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer

cc:	David L. Williams
Jon Mohrhardt
Marc Collins

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